Asset Retirement Obligations	12 Months Ended
Dec. 31, 2025
Asset Retirement Obligations
Asset Retirement Obligations

10.	Asset Retirement Obligations

Laws and regulations concerning environmental protection affect the Company’s exploration and operations. Under current regulations, the Company is required to meet performance standards to minimize environmental impact from its activities and to perform site restoration and other closure activities. The Company’s provision for future site closure and reclamation costs is based on known requirements.

A continuity of the Company’s provision for site reclamation and closure is as follows:

	Shootaring Mill	West Slope	Papoose	Totals
Balance December 31, 2023	$17,678,299	$4,338,813	$298,671	$22,315,783
Accretion	728,372	180,204	12,007	920,583
Change in interest rate and estimates	(1,453,888)	248,553	(16,224)	(1,221,559)
Foreign exchange	1,553,534	381,359	26,231	1,961,124
Balance December 31, 2024	$18,506,317	$5,148,929	$320,685	$23,975,931
Accretion	832,747	219,305	14,048	1,066,100
Change in interest rate and estimates	(134,751)	(131,481)	8,979	(257,253)
Foreign exchange	(899,718)	(250,091)	(15,583)	(1,165,392)
Balance December 31, 2025	$18,304,595	$4,986,662	$328,129	$23,619,386

a)	Shootaring Mill

During the year ended December 31, 2025, the Company reassessed the asset retirement costs for the Shootaring Mill and recorded a change in estimate for $134,751 (US$98,262) (2024 - $1,453,888 (US$1,009,553)). The change in estimate for the years ended December 31, 2025 and 2024, was recorded as a decrease to property and equipment and as a decrease to asset retirement obligation.

The Company’s estimate of the environmental rehabilitation provision arising from the Shootaring Mill (Note 6) at December 31, 2025, was $18,304,595 (US$13,347,965) (2024 - $18,506,317 (US$12,850,451)). This estimate was based upon an undiscounted risk-adjusted future cost of $22,761,238 (US$16,597,808) (2024 - $23,991,550 (US$16,659,642)), an annual inflation rate of 2.20% (2024 - 2.40%) and discount rate of 4.24% (2024 - 4.64%). The closure and reclamation expenditure is expected to be incurred in 2036.

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)

10.	Asset Retirement Obligations (continued)

b)	West Slope Project

During the year ended December 31, 2025, the Company reassessed the asset retirement obligation costs for the West Slope Project and recorded a change in estimate for $131,481 (US$95,878) (2024 - $248,553 (US$172,591)). The change in estimate for the year ended December 31, 2025 was recorded as a decrease (2024 - an increase) to exploration and evaluation assets and decrease (2024 - increase) to asset retirement obligation.

The Company’s estimate of the environmental rehabilitation provision arising from the West Slope Project (Note 7) at December 31, 2025, was $4,986,662 (US$3,636,343) (2024 - $5,148,929 (US$3,575,323)). This estimate was based upon an undiscounted risk-adjusted future cost of $5,289,304 (US$3,857,033) (2024 - $5,686,932 (US$3,948,902)), an annual inflation rate of 2.20% (2024 - 2.40%) and a discount rate of 3.66% (2024 - 4.39%). The closure and reclamation expenditure is expected to be incurred in 2030.

c)	Papoose Property

During the year ended December 31, 2025, the Company reassessed the asset retirement obligation costs for the Papoose Property and recorded a change in estimate for $8,979 (US$6,548) (2024 - $16,224 (US$11,266)). The change in estimate was recorded as an increase (2024 - a decrease) to exploration and evaluation assets and increase (2024 - decrease) to asset retirement obligation.

The Company’s estimate of the environmental rehabilitation provision arising from the Papoose property (Note 7) at December 31, 2025, was $328,129 (US$239,277) (2024 - $320,685 (US$222,679)). This estimate was based upon an undiscounted risk-adjusted future cost of $369,380 (US$269,357) (2024 - $377,716 (US$262,279)), an annual inflation rate of 2.20% (2024 - 2.40%) and risk adjusted discount rate of 3.94% (2024 - 4.51%). The closure and reclamation expenditure is expected to be incurred in 2032.